THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
SEPTEMBER 30, 2024
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.5%
	Shares	Value
Communication Services — 2.8%
Comcast, Cl A	978,006	$40,851,311
Consumer Discretionary — 8.5%
Darden Restaurants	265,634	43,598,508
Genuine Parts	200,945	28,067,998
Home Depot	126,766	51,365,583
		123,032,089
Consumer Staples — 14.4%
Keurig Dr Pepper	1,154,268	43,261,965
Procter & Gamble	342,936	59,396,515
Target	300,056	46,766,728
Unilever ADR	933,083	60,613,072
		210,038,280
Energy — 8.1%
ConocoPhillips	546,451	57,530,361
Enterprise Products Partners (A)	2,075,822	60,427,179
		117,957,540
Financials — 16.3%
Ares Management, Cl A	393,875	61,381,480
CME Group, Cl A	258,333	57,001,176
Morgan Stanley	525,051	54,731,316
Old Republic International	1,832,747	64,915,899
		238,029,871
Health Care — 8.7%
AbbVie	357,474	70,593,966
Johnson & Johnson	343,155	55,611,699
		126,205,665
Industrials — 14.9%
Cummins	182,676	59,148,662
Paychex	406,233	54,512,406
Snap-on	170,632	49,433,797
Watsco	110,964	54,580,972
		217,675,837

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
SEPTEMBER 30, 2024
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Information Technology — 10.1%
Broadcom	517,880	$89,334,300
Texas Instruments	280,838	58,012,706
		147,347,006
Real Estate — 7.4%
Extra Space Storage ‡	266,322	47,988,561
Lamar Advertising, Cl A ‡	450,373	60,169,833
		108,158,394
Utilities — 5.3%
Public Service Enterprise Group	859,134	76,643,344
TOTAL COMMON STOCK
(Cost $919,845,550)		1,405,939,337
SHORT-TERM INVESTMENT(B) — 3.4%

FIRST AMERICAN GOVERNMENT OBLIGATIONS FUND - CL X, 4.920%
(Cost $48,865,635)	48,865,635	48,865,635
TOTAL INVESTMENTS— 99.9%
(Cost $968,711,185)		$1,454,804,972

Percentages are based on Net Assets of $1,456,509,483.
‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnership. At September 30, 2024, these securities amounted to $60,427,179 or 4.1% of net assets.
(B)	The reporting rate is the 7-day effective yield as of September 30, 2024.

ADR — American Depositary Receipt
Cl — Class

HCM-QH-001-2500

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